Note 15 - Commitments - Leases Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost, Amortization of right-of-use asset	$ 313	$ 286
Finance lease cost, Interest Expense	130	131
Finance lease cost, Other	63	27
Operating lease cost	225	213
Total lease cost	$ 731	$ 657